GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Salaries and benefits	$ 1,361	$ 1,347	$ 1,244
Office and miscellaneous	117	286	359
Management and consulting fees	406	461	354
Investor relations	166	171	401
Travel and promotion	46	110	226
Professional fees	380	470	529
Directors fees	171	162	161
Regulatory and compliance fees	139	143	311
Depreciation	116	43	25
General and administrative expenses	$ 2,902	$ 3,193	$ 3,610